CONSOLIDATED STATEMENTS OF EQUITY - USD ($) $ in Millions	Total	Common Stock	Additional Paid-in Capital	Net Parent Investment	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Total Varex Equity	Noncontrolling Interests
Shares outstanding, beginning of period (in shares) at Sep. 30, 2016		0
Balance at beginning of period at Sep. 30, 2016	$ 526.0	$ 0.0	$ 0.0	$ 526.0		$ 0.0	$ 526.0	$ 0.0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings	51.6			16.5		35.1	51.6
Net transfers to parent	18.4			18.4			18.4
Other	(0.2)		(0.2)				(0.2)
Distribution to Varian Medical Systems	(227.1)			(227.1)			(227.1)
Conversion of net parent investment into common stock (in shares)		37,400,000
Conversion of net parent investment into common stock	0.0	$ 0.4	333.4	(333.8)
Exercise of stock options (in shares)		100,000
Exercise of stock options	2.8		2.8				2.8
Common stock issued upon vesting of restricted shares (in shares)		200,000
Shares withheld on vesting of restricted stock (in shares)		(100,000)
Shares withheld on vesting of restricted stock	(1.9)		(1.9)				(1.9)
Share-based compensation	6.2		6.2				6.2
Unrealized gain on interest rate swap contracts, net of tax	0.6				$ 0.6		0.6
Unrealized gain (loss) on defined benefit obligations	0.2				0.2		0.2
Tax impacts to APIC related to share-based award activity	2.4		2.4				2.4
Shares outstanding, end of period (in shares) at Sep. 29, 2017		37,600,000
Ending balance at Sep. 29, 2017	379.0	$ 0.4	342.7	0.0	0.8	35.1	379.0	0.0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings	27.8					27.5	27.5	0.3
Other	(0.2)					(0.2)	(0.2)
Exercise of stock options (in shares)		200,000
Exercise of stock options	3.8		3.8				3.8
Common stock issued upon vesting of restricted shares (in shares)		200,000
Shares withheld on vesting of restricted stock (in shares)		(100,000)
Shares withheld on vesting of restricted stock	(2.2)		(2.2)				(2.2)
Share-based compensation	10.0		10.0				10.0
Unrealized gain on interest rate swap contracts, net of tax	5.2				5.2		5.2
Unrealized gain (loss) on defined benefit obligations	(0.2)				(0.2)		(0.2)
Common stock issued under employee stock purchase plan (in shares)		100,000
Common stock issued under employee stock purchase plan	3.3		3.3				3.3
Capital contribution by noncontrolling interest	$ 1.8							1.8
Shares outstanding, end of period (in shares) at Sep. 28, 2018	38,026,597	38,000,000.0
Ending balance at Sep. 28, 2018	$ 428.3	$ 0.4	357.6	0.0	5.8	62.4	426.2	2.1
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings	$ 15.3					15.5	15.5	(0.2)
Exercise of stock options (in shares)	35,000	0
Exercise of stock options	$ 0.8		0.8				0.8
Common stock issued upon vesting of restricted shares (in shares)		200,000
Shares withheld on vesting of restricted stock (in shares)		0
Shares withheld on vesting of restricted stock	(2.1)		(2.1)				(2.1)
Share-based compensation	11.7		11.7				11.7
Unrealized gain on interest rate swap contracts, net of tax	(6.2)				(6.2)		(6.2)
Unrealized gain (loss) on defined benefit obligations	(1.3)				(1.3)		(1.3)
Common stock issued under employee stock purchase plan (in shares)		200,000
Common stock issued under employee stock purchase plan	3.8		3.8				3.8
Noncontrolling interest acquired/consolidated	$ 1.4							1.4
Shares outstanding, end of period (in shares) at Sep. 27, 2019	38,371,305	38,400,000
Ending balance at Sep. 27, 2019	$ 448.2	$ 0.4	$ 371.8	$ 0.0	$ (1.7)	74.4	444.9	$ 3.3
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Effect of adoption of ASC 606	$ (3.5)					$ (3.5)	$ (3.5)